As filed with the Securities and Exchange Commission on March 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedules of Investments.

300 North Capital Small Cap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 148.97%	Value
	Air Freight & Logistics - 4.51%
3,400	Forward Air Corp.	$68,884
4,100	Hub Group, Inc. - Class A *	93,070
12,600	UTI Worldwide, Inc. #	138,096
		300,050
	Alternative Carriers - 1.02%
8,900	tw telecom inc. *	68,085
	Apparel Retail - 2.51%
7,900	Aeropostale, Inc. *	166,769
	Apparel, Accessories & Luxury Goods - 1.08%
3,900	Under Armour, Inc. - Class A *	72,150
	Application Software - 2.02%
5,400	ANSYS, Inc. *	134,244
	Asset Management & Custody Banks - 5.99%
4,900	Affiliated Managers Group, Inc. *	196,931
9,900	Evercore Partners, Inc. - Class A	111,177
4,800	KBW, Inc. *	90,144
		398,252
	Biotechnology - 9.83%
4,500	Alexion Pharmaceuticals, Inc. *	165,915
9,330	BioMarin Pharmaceuticals, Inc. *	179,696
5,100	Onyx Pharmaceuticals, Inc. *	155,193
4,300	OSI Pharmaceuticals, Inc. *	153,080
		653,884
	Communications Equipment - 5.43%
3,800	F5 Networks, Inc. *	84,246
11,400	Neutral Tandem, Inc. *	180,576
9,500	Riverbed Technology, Inc. *	96,425
		361,247
	Computer Storage & Peripherals - 1.00%
5,100	Data Domain, Inc. *	66,402
	Construction & Farm Machinery & Heavy Trucks - 2.34%
5,200	Wabtec Corp.	155,636
	Construction & Engineering - 1.80%
3,400	Granite Construction, Inc.	119,747
	Data Processing & Outsourced Services - 2.82%
15,750	CyberSource Corp. *	187,898
	Education Services - 11.42%
5,900	American Public Education, Inc. *	231,044
4,950	Capella Education Co. *	273,883
14,700	Grand Canyon Education, Inc. *	254,751
		759,678
	Environmental & Facilities Services - 0.98%
3,300	Team, Inc. *	65,175
	Fertilizers & Agricultural Chemicals - 3.28%
10,700	Intrepid Potash, Inc. *	218,066
	Footwear - 2.34%
18,818	Iconix Brand Group, Inc. *	155,625
	Health Care Equipment - 8.42%
9,200	Masimo Corp. *	255,484
6,068	Meridian Bioscience, Inc.	129,006
4,700	NuVasive, Inc. *	175,498
		559,988
	Health Care Services - 9.31%
9,000	CardioNet, Inc. *	204,120
11,770	Catalyst Health Solutions, Inc. *	259,175
4,600	Genoptix, Inc. *	155,940
		619,235
	Health Care Technology - 3.90%
7,200	Athenahealth, Inc. *	259,776
	Homefurnishing Retail - 2.23%
6,800	Aaron Rents, Inc.	148,648
	Hotels, Resorts & Cruise Lines - 1.82%
4,600	Choice Hotels International, Inc.	121,072
	HyperMarkets & Super Centers - 3.33%
13,600	PriceSmart, Inc.	221,680
	Industrial Machinery - 1.24%
4,531	RBC Bearings, Inc. *	82,827
	Internet Software & Services - 7.52%
6,898	Equinix, Inc. *	368,008
5,308	Omniture, Inc. *	48,250
5,500	Vocus, Inc. *	83,930
		500,188
	IT Consulting & Other Services - 3.75%
4,650	ManTech International Corp. - Class A *	249,380
	Life Sciences Tools & Services - 5.14%
3,390	Luminex Corp. *	69,054
12,300	Sequenom, Inc. *	272,568
		341,622
	Marine Ports & Services - 2.96%
11,500	Aegean Marine Petroleum Network, Inc. #	196,765
	Oil & Gas Exploration & Production - 9.70%
7,150	Arena Resources, Inc. *	174,174
9,700	Concho Resources, Inc. *	244,634
6,525	GMX Resources, Inc. *	147,922
2,700	Whiting Petroleum Corp. *	78,300
		645,030
	Packaged Foods & Meats - 4.14%
7,200	Green Mountain Coffee Roasters, Inc. *	275,472
	Regional Banks - 2.11%
6,300	Glacier Bancorp, Inc.	96,705
3,000	PrivateBancorp, Inc.	43,740
		140,445
	Semiconductor Equipment - 2.43%
8,500	Varian Semiconductor Equipment Associates, Inc. *	161,840
	Semiconductors - 5.92%
10,000	Netlogic Microsystems, Inc. *	212,100
7,900	Silicon Laboratories, Inc. *	181,937
		394,037
	Specialized REITs - 2.05%
16,400	LaSalle Hotel Properties	136,612
	Steel - 1.24%
2,100	Schnitzer Steel Industries, Inc. - Class A	82,467
	Systems Software - 2.63%
6,400	Sybase, Inc. *	174,784
	Trading Companies & Distributor - 2.42%
4,700	MSC Industrial Direct Co., Inc. - Class A	161,022
	Trucking - 8.34%
7,500	Landstar System, Inc.	269,025
11,400	Old Dominion Freight Line, Inc. *	285,912
		554,937

	TOTAL COMMON STOCKS (Cost $11,634,758)	9,910,735

Shares	MONEY MARKET INVESTMENTS - 6.57%	Value
218,729	SEI Daily Income Trust Government Fund	218,729
218,730	SEI Daily Income Trust Treasury Fund	218,730
	TOTAL MONEY MARKET INVESTMENTS (Cost $437,459)	437,459

	TOTAL INVESTMENTS IN SECURITIES (Cost $12,072,217) - 155.54%	10,348,194
	Liabilities in Excess of Other Assets - (55.54%)	(3,695,169)
	NET ASSETS - 100.00%	$6,653,025

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$12,089,844

Gross unrealized appreciation	$730,174
Gross unrealized depreciation	(2,471,824)
Net unrealized depreciation	$(1,741,650)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual.

FAS 157 – Summary of Fair Value Exposure at January 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$10,348,194	$10,348,194	$ —	$ —
Total	$10,348,194	$10,348,194	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   3/18/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   3/18/2009

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/18/2009

* Print the name and title of each signing officer under his or her signature.